Principal alliances - Investment Agreement with Regerneron Pharmaceuticals, Inc. (Details) - Infraserv GmbH & Co. Höchst KG - shares	1 Months Ended
	Jan. 31, 2018	Jan. 31, 2014	Dec. 31, 2019
2014 Amended Investment Agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum ownership percentage allowed to acquire		30.00%
Investment agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Threshold ownership percentage of capital stock to designate an independent director		20.00%
Maximum percentage of capital stock acquired		25.00%
2018 Letter Agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum percentage of capital stock acquired	25.00%
Aggregate number of Regeneron shares that could be sold for cemiplimab and dupilimab funding costs (in shares)	1,400,000
Regeneron ordinary shares sold to Regeneron (in shares)			530,172